OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF OTHER ACCOUNTS PAYABLE
	December 31,	December 31,
	2021	2020

Employees and government authorities	$362	$125
Accrued expenses	169	221
Other	568	30
	$1,099	$376